Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Increase decrease in derivative liabilities	$ 1.2	$ 5.3	$ 8.8	$ 22.9
Increase in fair value of derivative warrant liabilities					$ 6.7